Environmental Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Summary of Environmental Liabilities

As at,	March 31, 2024	March 31, 2023

The carrying amount of Environmental liabilities in respect of:

The Company’s Operation Site	$33.8	$32.7

Northern Ontario mine sites owned by Old Steelco Inc.	4.5	4.1

	$38.3	$36.8

Current portion	$3.1	$4.5

Long-term portion	35.2	32.3

	$38.3	$36.8

Summary of Reconciliation of Environmental Liabilities

	The Company’s Operation Site	Northern Ontario mine sites owned by Old Steelco Inc.	Total

Balance at March 31, 2022	$33.7	$4.3	$38.0

Payments	(4.1)	(0.7)	(4.8)

Accretion of discount	3.1	0.5	3.6

Balance at March 31, 2023	$32.7	$4.1	$36.8

Payments	(5.3)	(0.3)	(5.6)

Accretion of discount	3.0	0.3	3.3

Revaluation for change in discount rate	3.4	0.4	3.8

Balance at March 31, 2024	$33.8	$4.5	$38.3